CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,579,665	$ 548,608	¥ 1,144,451
Restricted cash	151,354	23,196	382,359
Short-term investments	1,448,843	222,045	844,040
Accounts receivable, net of allowance for credit losses of RMB10,726 and RMB12,949 as of December 31, 2019 and 2020, respectively	2,188,977	335,475	1,800,896
Inventories, net	1,026,038	157,247	896,818
Advances to suppliers	284,776	43,644	214,771
Prepayments and other current assets	438,212	67,159	387,713
Amounts due from related parties	40,935	6,274	19,323
Total current assets	9,158,800	1,403,648	5,690,371
Non-current assets:
Long-term time deposits	0	0	209,495
Investments in equity investees	53,342	8,175	37,373
Property and equipment, net	430,089	65,914	415,648
Intangible assets, net	146,373	22,433	151,041
Land use right, net	41,541	6,366	42,567
Operating lease right-of-use assets	524,792	80,428	440,593
Goodwill	13,574	2,080	13,574
Other non-current assets	51,531	7,898	41,461
Deferred tax assets	54,649	8,375	54,477
Total non-current assets	1,315,891	201,669	1,406,229
TOTAL ASSETS	10,474,691	1,605,317	7,096,600
Current liabilities (including amounts of the consolidated VIE without recourse to the Company. See Note 1):
Short-term loan			428,490
Accounts payable	421,562	64,607	877,093
Notes payable	500,820	76,754	210,693
Income tax payables	72,588	11,125	81,966
Accrued expenses and other current liabilities	991,180	151,905	581,122
Amounts due to related parties	44,997	6,896	6,796
Current operating lease liabilities	165,122	25,306	137,855
Total current liabilities	2,196,269	336,593	2,324,015
Non-current liabilities:
Long-term loan	1,762,847	270,168	1,859,896
Deferred tax liability	2,538	389	2,929
Long-term operating lease liabilities	370,434	56,772	309,989
Total non-current liabilities	2,135,819	327,329	2,172,814
TOTAL LIABILITIES	4,332,088	663,922	4,496,829
Redeemable non-controlling interests	9,000	1,379	9,254
Baozun Inc. shareholders' equity:
Additional paid-in capital	5,207,631	798,104	2,014,227
Retained earnings	952,001	145,901	526,009
Accumulated other comprehensive income	(48,756)	(7,472)	28,380
Total Baozun Inc. shareholders' equity	6,111,021	936,555	2,568,731
Non-controlling interests	22,582	3,461	21,786
Total equity	6,133,603	940,016	2,590,517
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTERESTS AND EQUITY	10,474,691	1,605,317	7,096,600
Class A ordinary shares
Baozun Inc. shareholders' equity:
Common Stock Value	137	21	107
Class B ordinary shares
Baozun Inc. shareholders' equity:
Common Stock Value	¥ 8	$ 1	¥ 8